Hedging activities and derivatives	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Hedging activities and derivatives
52	Hedging activities and derivatives
Derivatives designated as hedging instruments
The Group uses certain types of derivative financial instruments (viz. forwards contracts, swaps, call options and call spreads) to manage / mitigate its exposure to foreign exchange and interest risk. Further, the Group designates such derivative financial instruments (or its components) as hedging instruments for hedging the exchange rate fluctuation and interest risk attributable to either a recognised item or a highly probable forecast transaction (‘Cash flow hedge’).
The effective portion of changes in the fair value of derivative financial instruments (or its components) that are designated and qualify as cash flow hedges, are recognised in the other comprehensive income and held in hedge reserve—a component of equity. Any gains / (losses) relating to the ineffective portion, are recognised immediately in the statement of profit or loss within other income / other expenses. The amounts accumulated in equity for highly probable forecast transaction are added to carrying value of non financial asset or non financial liability as basis adjustment, other amounts accumulated in equity are re-classified
to the statement of profit or loss in the years when the hedged item affects profit or loss.

At any point of time, when a forecast transaction is no longer expected to occur, the cumulative gains / (losses) that were reported in equity is immediately transferred to the statement of profit or loss within other income / other expenses.
Cash flow hedges
Hedge has been taken against exposure to foreign currency risk and variable interest outflow on external commercial borrowings, buyer’s credit, foreign letter of credits and highly probable forecast transactions. Terms of the derivative contracts and their respective impact on OCI and statement of profit or loss is as below:-
- Buyers credit / suppliers credit (included in long term / short term interest-bearing loans and borrowings)
Pay fixed INR and receive USD and pay fixed interest at 2.27% to 2.51% per annum.
- Loan (included in long term interest-bearing loans and borrowings)
Pay fixed INR and receive USD and pay fixed interest at 3.44% to 10.19% per annum and receive a variable interest at 6 months LIBOR plus 2.41% per annum on the notional amount.
- Senior secured notes (included in long term interest-bearing loans and borrowings)
Pay fixed INR and receive USD and pay fixed interest in INR at 6.34% to 10.74% per annum and receive a fixed interest in USD at 5.88% to 6.67% per annum on the notional amount.
The cash flow hedges through CCS of USD 360 (31 March 2020: USD 301), COS of USD 1,206 (31 March 2020: USD 119), POS of USD 64 (31 March 2020: USD Nil) and Call Spread of USD 299 (31 March 2020: USD 299), foreign currency call options of USD 855 (31 March 2020: USD 952) and foreign currency forwards of USD 1,016 (31 March 2020: USD 574) and EUR 2 (31 March 2020: EUR Nil) outstanding at the year ended 31 March 2021 were assessed to be highly effective and a mark to market gain of INR 4,884 (31 March 2020: INR 516, 31 March 2019: INR 705) with a deferred tax liability of INR 144 (31 March 2020: INR 1,675, 31 March 2019: INR 181) is included in OCI.

-	All of the cash flow hedges were fully effective during the years ended 31 March 2021, 2020 and 2019.

-	All of the underlying foreign currency and floating interest rate exposure is fully hedged with cash flow hedges as at 31 March 2021 and 2020.
The expiry dates of cash flow hedge deals range between 15 April 2021 to 15 January 2027.
Foreign currency and interest rate risk
Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD / CNH
.

	31 March 2021		31 March 2020
	Assets	Liabilities	Assets	Liabilities
Derivative contracts designated as hedging instruments	2,691	1,070	8,718	—

	For the year ended
Hedge reserve movement	31 March 2021	31 March 2020	31 March 2019
a) Cash flow hedge reserve
Opening balance (after non-controlling interest)	(300)	(429)	(271)
Gain / (loss) recognised on cash flow hedges	(5,104)	1,373	(760.03)
(Gain) / loss reclassified to profit or loss (under head finance costs)	(58)	8	(5)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(9)	559	230.18
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	106	280	295.21
Income tax relating on cash flow hedges	1,365	(2,157)	61

Closing balance	(4,000)	(366)	(450)
Less: Non-controlling interest movement	(61)	66	21

Closing balance (after non-controlling interest)	(4,061)	(300)	(429)

b) Cost of hedge reserve on cash flow hedges
Opening balance (after non-controlling interest)	(785.25)	(82)	—
Effective portion of changes in fair value	(2,353.51)	(2,119)	(178)
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)	1,772.73	1,119	69
Amount transferred to property, plant and equipment	42.00	—	—
Tax effect	166.79	301	31

Closing balance	(1,157)	(781)	(78)
Less: Non-controlling interest movement	(4)	(4)	(4)

Closing balance (after non-controlling interest)	(1,161)	(785)	(82)

Total Hedge reserve movement (a+b)
Opening balance (after non-controlling interest)	(1,085)	(511)	(271)
OCI for the year	(4,072)	(636)	(258)
Attributable to non-controlling interests	(65)	62	17

Closing balance (after non-controlling interest)	(5,222)	(1,085)	(511)